Subsequent Events (Notes)	12 Months Ended
May. 31, 2015
Subsequent Event [Line Items]
Subsequent Events [Text Block]
NOTE 18—SUBSEQUENT EVENTS
We have provided certain information in our consolidated financial statements and related notes included in our Annual Report on Form 10-K for the year ended May 31, 2015 filed with the Securities and Exchange Commission (the "SEC") on July 30, 2015 (the "Fiscal 2015 Annual Report") solely to reflect, for all periods presented, the retrospective effects of a change in reportable segments, the adoption of certain accounting standards updates and the Stock Split, each of which occurred subsequent to the filing of the Fiscal 2015 Annual Report, and each of which is described in greater detail below.
Commencing with the fiscal year ending May 31, 2016, which we refer to as "fiscal 2016," we began reporting based on realigned segments (North America, Europe and Asia-Pacific) due to international investment and a realigned management structure. As a result, these footnotes present prior-year segment data in a manner that conforms to our fiscal 2016 presentation.
In November 2015, the FASB issued ASU 2015-17, "Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes." To simplify the presentation of deferred income taxes, the amendments in this update require that deferred tax liabilities and assets be classified as noncurrent in a classified balance sheet. We adopted this ASU during the three months ended November 30, 2015. As a result, our consolidated balance sheets at May 31, 2015 and 2014, and related footnotes, present deferred income taxes in a manner that conforms to our current presentation. The adoption of this standard did not affect our results of operations or cash flows in either the current or prior interim or annual periods.
In April 2015, the FASB issued ASU 2015-03, "Interest-Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs." The update requires debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the carrying amount of the related debt liability instead of being presented as an asset. In August 2015, the FASB issued ASU 2015-15, "Interest-Imputation of Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements-Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015 EITF Meeting," to clarify that an entity may elect to present debt issuance costs related to a line-of-credit arrangement as an asset, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. We adopted both ASUs as of June 1, 2015 and elected to continue to present debt issuance costs related to our revolving credit facilities as an asset. As a result, our consolidated balance sheets at May 31, 2015 and 2014, and related footnotes, present debt issuance costs related to our term loans in a manner that conforms to our current presentation. The adoption of this standard did not affect our results of operations or cash flows in either the current or prior interim or annual periods.
During the second quarter of fiscal 2016, our board of directors declared a two-for-one stock split effected in the form of a stock dividend paid on November 2, 2015. As a result, all share and per share information presented in our consolidated financial statements as of May 31, 2015 and 2014 and for the years ended May 31, 2015, 2014 and 2013 and the related notes have been retrospectively adjusted to reflect the Stock Split, except for authorized common shares which were not affected.
The Company’s consolidated financial statements and the related notes have been updated solely to reflect the change in reportable segments, the adoption of the accounting standards described above and the Stock Split. Other than as required to reflect the change in reportable segments, adoption of accounting standards and Stock Split, we did not update the other disclosures contained in our consolidated financial statements and the related notes, nor did we reflect any subsequent information, activities, events, risks or trends.